Property and equipment	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
5. Property and equipment
Property and equipment consists of the following at June 30, 2020, 2019 and 2018 (in thousands):

	June 30,
	2020	2019	2018
Lab equipment	$862	$309	$—
Software	744	—	—
Office equipment	31	—	—
Office furniture	10	—	—
Construction in process	113	—	—

Total	1,760	309	—
Less accumulated depreciation	(105)	(31)	—

	$1,655	$278	$—

Depreciation expense was $74,000 and $31,000 for the years ended June 30, 2020 and 2019, respectively. Capitalized software development costs will begin to amortize once development is completed.